Average Annual Total Returns - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund	Dec. 30, 2024
Fidelity International Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.16%
Past 5 years	8.11%
Past 10 years	4.16%
Fidelity International Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.72%
Past 5 years	7.21%
Past 10 years	3.48%
Fidelity International Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.82%
Past 5 years	6.50%
Past 10 years	3.33%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%